Debt Financings (Details 5) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended								1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2005 Subordinated Debt item	Sep. 30, 2012 Subordinated debt, tranche one	Dec. 31, 2011 Subordinated debt, tranche one	Dec. 31, 2005 Subordinated debt, tranche one	Dec. 31, 2005 Subordinated debt, tranche one Before call option date of December 21, 2010	Dec. 31, 2005 Subordinated debt, tranche one LIBOR	Dec. 31, 2010 Subordinated debt, tranche one LIBOR Call option date of December 21, 2010 and thereafter	Dec. 31, 2005 Subordinated debt, tranche one 10-year constant maturity treasury	Dec. 31, 2010 Subordinated debt, tranche one 10-year constant maturity treasury Call option date of December 21, 2010 and thereafter	Dec. 31, 2005 Subordinated debt, tranche one 30-year constant maturity treasury	Dec. 31, 2010 Subordinated debt, tranche one 30-year constant maturity treasury Call option date of December 21, 2010 and thereafter	Dec. 31, 2005 Subordinated debt, tranche two	Dec. 31, 2005 Subordinated debt, tranche two Before call option date of December 21, 2015	Dec. 31, 2010 Subordinated debt, tranche two LIBOR Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, tranche two LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, tranche two 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, tranche two 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, tranche two 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, tranche two 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jan. 31, 2011 Unsecured Debt 2011 Credit Facility item	Dec. 31, 2011 Unsecured Debt 2011 Credit Facility LIBOR	Dec. 31, 2011 Unsecured Debt 2011 Credit Facility Base rate	Oct. 31, 2011 Unsecured Debt 2006 Credit Facility	Oct. 31, 2011 Unsecured Debt 2006 Credit Facility LIBOR	Oct. 13, 2011 Unsecured Debt 2006 Credit Facility LIBOR
Debt financings
Maximum aggregate available amount																				$ 2,000.0
Term of debt instrument (in years)																				3 years
Number of banks providing financing under the credit facility																				11
Variable rate basis						3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury			3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury		LIBOR	Base Rate		LIBOR
Margin added to variable rate basis (as a percent)						1.55%	1.55%	1.55%	1.55%	1.55%	1.55%			1.80%	1.80%	1.80%	1.80%	1.80%	1.80%						0.65%
Facility fees (as a percent)																							0.20%
Number of tranches	2
Amount of debt issued	1,000.0
Face amount of debt				600.0								400.0
Fixed interest rate (as a percent)					5.90%								6.25%
Interest rate at period end (as a percent)		4.52%	4.34%
Redemption price of debt instrument (as a percent)		100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs		$ 50	$ 50